(8) Stock Option and Stock Incentive Plans: Stock Option Activity (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Stock Option Activity

Additional information with respect to these Plans’ stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Term in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2011	5,218,909	$ 1.01
Granted in 2011	671,500	$ 0.89
Exercised in 2011	(46,465)	$ 0.53
Cancelled in 2011	(476,891)	$ 0.68
Outstanding at December 31, 2011	5,367,053	$ 1.03	6.23	$ 208,835
Granted in 2012	620,500	$ 1.11
Exercised in 2012	-	$ -
Cancelled in 2012	(262,522)	$ 1.40
Outstanding at December 31, 2012	5,725,031	$ 1.02	5.65	$ 623,117

Options exercisable at December 31, 2012	4,449,031	$ 1.02	4.78	$ 540,708